Notes relating to the unaudited condensed consolidated interim statement of financial position - Restricted cash (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Notes relating to the unaudited condensed consolidated interim statement of financial position
Rental guarantees	€ 263	€ 256
Total noncurrent	263	256
Escrow account less than 1 year	1,692	1,692
Total restricted cash	€ 1,955	€ 1,948